Note 37 - Other operating income and expenses	6 Months Ended
Jun. 30, 2019
Other Operating Income and Expenses
Other Operating Income And Expenses

37. Other operating income and expense

The breakdown of the balance under the heading “Other operating income” in the accompanying consolidated income statements is as follows:

Other operating income (Millions of Euros)
	June 2019	June 2018
Gains from sales of non-financial services	129	246
Other operating income	208	307
Total	337	554

The breakdown of the balance under the heading “Other operating expense” in the accompanying consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	June 2019	June 2018
Change in inventories	59	165
Other (*)	936	897
Total	995	1.062

(*) Includes the contributions to guaranteed banks deposits funds and hyperinflation adjustment (see Note 1.3)